Contingent liabilities (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 23, 2023	Dec. 18, 2022
Notes and other explanatory information [abstract]
Aggregate consideration			$ 7,400
Requested for reimbursement		$ 225
Contingent liability	$ 225